IMPAIRMENT TESTING (Details textuals 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Adjustment of operating expenses for inflation, percentage	3.00%	2.00%
Adjustment of administrative expenses for inflation, percentage	2.00%	2.00%
Expected to generate normal income from delivery from shipyard	25 years
Average remaining life of tanker	14 years
Decrease/increase in tanker per day freight rates	$ 1,000
Decrease/increase in value in use of freight rates	$ 241,000,000
Increase/decrease in WACC percentage	1.00%
Decrease/increase in value in use of WACC	USD 100-112m
Increase/decrease in operating expenses percentage	10.00%
Decrease/increase in value in use of operating expenses	$ 187,000,000
Reversal of impairment	159,000,000
Market value based on broker values of vessels	1,672,000,000
Difference of Market value and Carrying amount	$ 20,000,000